7. Debt (Details Narrative) (USD $)	8 Months Ended	9 Months Ended	11 Months Ended	20 Months Ended			20 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2013 Suprafin, Ltd. Member	Sep. 30, 2013 Convertible Notes Member	Sep. 30, 2013 Suprafin, Ltd. Member
Non-interest bearing unsecured demand loans					$ 3,467,879
Repayment of notes payable, related party	(1,726,964)	(309,700)	(1,385,464)	(1,695,164)			1,695,164
Balance outstanding on demand loans		266,479		266,479	350,727	70,156
Note payable of Sulfatos for land		349,944		349,944
Balance due to Magna		$ 316,064	$ 205,589	$ 316,064		$ 77,851